UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               GAMCO MATHERS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Mathers Fund total return for the year ended December 31, 2008 was 0.20% versus a decline of (37.00)% for the S&P 500. At year end, the Fund's gross exposure was 0.7% (longs plus shorts), comprised of 0.5% long and 0.2% in short positions, with a 0.3% net long exposure (longs minus shorts). The remainder of the portfolio, as has been the case for an extended time period, was invested in short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements. All segments of the portfolio, both long and short stocks, and fixed income had positive returns for 2008. If they persist, the near zero yields on short-term U.S. Treasury bills can be a drag on performance in 2009.

      The Fund has positive total return performance for the one, two, three, five, and ten year periods ended December 31, 2008 versus the benchmark S&P 500 which has negative total returns for each of these same periods. By definition, due to its high cash position, the Fund took substantially less risk and earned higher returns with less volatility during these periods than a fully invested S&P 500 index fund.

      The Fund had a 0.9% average net short portfolio structure during 2008 (0.2% long minus 1.1% short) based on the average of quarter-end data. The Fund's gross and net portfolio exposures may vary significantly from day to day in an effort to control portfolio volatility under changing market conditions. Accordingly, the quarter-end figures may not be indicative of the range of gross and net exposures that precede or follow each quarterly reporting period. The Fund's risk averse gross exposure was kept low in 2008 to reduce the potential for loss from extreme market volatility, both up and down, caused by overnight event risk, aggressive Fed rate cuts, short sale bans, and big hedge fund forced liquidations.

                                              Sincerely yours,

                                              /s/ Bruce N. Alpert
                                              Bruce N. Alpert
                                              Executive Vice President

February 20, 2009

         GROWTH OF $10,000 INVESTMENT IN GAMCO MATHERS FUND (LOG SCALE)

                                  [LINE GRAPH]

Period ending Dec. 31     Fund       S&P
                         10,000    10,000
        1965             12,122    10,768
        1966             12,632     9,685
        1967             24,332    12,007
        1968             30,868    13,335
        1969             29,016    12,200
        1970             29,588    12,688
        1971             35,455    14,504
        1972             41,173    17,256
        1973             25,877    14,731
        1974             17,957    10,832
        1975             28,201    14,863
        1976             40,716    18,408
        1977             46,496    17,071
        1978             53,496    18,194
        1979             78,404    21,550
        1980            109,990    28,535
        1981            101,473    27,135
        1982            116,548    32,942
        1983            135,388    40,360
        1984            131,890    42,888
        1985            168,124    56,518
        1986            191,625    67,095
        1987            243,431    70,614
        1988            276,841    82,310
        1989            305,644   108,360
        1990            337,510   105,007
        1991            369,381   136,922
        1992            380,867   147,334
        1993            389,017   162,159
        1994            366,092   164,281
        1995            391,770   225,952
        1996            391,477   277,826
        1997            403,249   370,512
        1998            382,225   476,899
        1999            404,074   577,321
        2000            424,366   524,741
        2001            442,406   462,376
        2002            390,400   360,187
        2003            382,816   463,522
        2004            378,843   513,924
        2005            383,484   539,178
        2006            394,531   624,340
        2007            408,583   658,636
        2008            409,369   414,957

PERCENT AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2008*

                          1 YR    2 YRS  3 YRS  5 YRS  10 YRS  20 YRS  30 YRS  43 YRS+
                         ------  ------  -----  -----  ------  ------  ------  -------
GAMCO MATHERS              0.20    1.87   2.20   1.35    0.69    1.98    7.02    8.93
Standard & Poor's 500    (37.00) (18.47) (8.36) (2.19)  (1.38)   8.42   10.99    8.96

THE EXPENSE RATIO IN THE 2008 PROSPECTUS IS 2.29%

      +     From commencement of investment operations on August 19, 1965.

      * Average annual total returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Please visit www.gabelli.com to obtain performance information as of the most recent month end. The Standard & Poor's 500 Index is an unmanaged indicator of stock market performance. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

To obtain a copy of the Fund's prospectus, please contact Gabelli Funds at One Corporate Center, Rye, NY 10580-1422, by calling 800-GABELLI (800-422-3554) or visit our website www.gabelli.com.

GAMCO MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through
December 31, 2008                                                  EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                           Beginning       Ending      Annualized    Expenses
                         Account Value  Account Value   Expense    Paid During
                           07/01/08       12/31/08       Ratio       Period*
                         -------------  -------------  ----------  -----------
GAMCO MATHERS FUND

ACTUAL FUND RETURN
GAMCO Mathers            $    1,000.00  $      996.30      2.20%   $     11.04

HYPOTHETICAL 5% RETURN
GAMCO Mathers            $    1,000.00  $    1,014.08      2.20%   $     11.14

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

GAMCO MATHERS FUND -
  LONG POSITIONS                        PERCENT
U.S. Government Obligations ..........    93.9%
Repurchase Agreements ................     6.0%
Specialty Chemicals ..................     0.5%
Other Assets and Liabilities (Net) ...    (0.2)%

GAMCO MATHERS FUND -
  SHORT POSITIONS                       PERCENT
Exchange Traded Funds ................    (0.2)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                MARKET
SHARES                                                            COST           VALUE
------                                                        ------------   ------------
             COMMON STOCKS -- 0.5%
             SPECIALTY CHEMICALS -- 0.5%
  20,000     Ferro Corp. ..................................   $    120,399   $    141,000
                                                              ------------   ------------

PRINCIPAL
 AMOUNT
----------
             SHORT-TERM OBLIGATIONS -- 99.9%
             REPURCHASE AGREEMENTS -- 6.0%
$1,617,293   State Street Bank & Trust Co.,
               0.010%, dated 12/31/08,
               due 01/02/09, proceeds at
               maturity, $1,617,294 (a) ...................      1,617,293      1,617,293
                                                              ------------   ------------
             U.S. TREASURY BILLS -- 93.9%
25,500,000   U.S. Treasury Bill,
               0.000%++, 01/08/09 (b) .....................     25,500,000     25,500,000
                                                              ------------   ------------
             TOTAL SHORT-TERM
               OBLIGATIONS ................................     27,117,293     27,117,293
                                                              ------------   ------------

             TOTAL
               INVESTMENTS -- 100.4% ......................   $ 27,237,692     27,258,293
                                                              ============

                                                                                MARKET
  SHARES                                                                        VALUE
----------                                                                   ------------
             SECURITIES SOLD SHORT -- (0.2)%
               (Proceeds received $45,337) ................                  $    (45,120)

             OTHER ASSETS AND LIABILITIES (NET) -- (0.2)%                         (69,735)
                                                                             ------------
             NET ASSETS -- 100.0% .........................                  $ 27,143,438
                                                                             ============

                                                                PROCEEDS
                                                              ------------
             SECURITIES SOLD SHORT -- (0.2)%
             COMMON STOCKS SOLD SHORT -- (0.2)%
             EXCHANGE TRADED FUNDS -- (0.2)%
     500     SPDR Trust, Ser. 1 ...........................   $     45,337   $     45,120
                                                              ------------   ------------

             TOTAL SECURITIES
               SOLD SHORT .................................   $     45,337   $     45,120
                                                              ============   ============

----------
(a) Collateralized by $1,655,000 U.S. Treasury Bond, 0.256%, due 07/30/09, market value $1,652,518.

(b) At December 31, 2008, $1,600,000 of the principal amount was pledged as collateral for securities sold short.

++    Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
  Investments, at value (cost $25,620,399) ..................   $   25,641,000
  Repurchase agreements, at value
    (cost $ 1,617,293) ......................................        1,617,293
  Receivable for investments sold ...........................          925,175
  Prepaid expenses ..........................................           20,160
                                                                --------------
  TOTAL ASSETS ..............................................       28,203,628
                                                                --------------
LIABILITIES:
  Securities sold short (proceeds $45,337) ..................           45,120
  Payable to brokers ........................................           21,286
  Payable for investments purchased .........................          881,255
  Payable for Fund shares redeemed ..........................            7,809
  Payable for investment advisory fees ......................           22,960
  Payable for distribution fees .............................            5,740
  Other accrued expenses ....................................           76,020
                                                                --------------
  TOTAL LIABILITIES .........................................        1,060,190
                                                                --------------
  NET ASSETS applicable to 2,591,985
    shares outstanding ......................................   $   27,143,438
                                                                ==============
NET ASSETS CONSIST OF:
  Paid-in capital, at $ 0.001 par value .....................   $   40,597,723
  Accumulated net realized loss on investments
    and securities sold short ...............................      (13,475,103)
  Net unrealized appreciation on investments ................           20,601
  Net unrealized appreciation on securities
    sold short ..............................................              217
                                                                --------------
  NET ASSETS ................................................   $   27,143,438
                                                                ==============
  NET ASSET VALUE, offering, and redemption price
    per share ($27,143,438 / 2,591,985 shares
    outstanding; unlimited number of
    shares authorized) ......................................   $        10.47
                                                                ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
  Interest ..................................................   $      408,219
  Other income ..............................................            4,011
                                                                --------------
  TOTAL INVESTMENT INCOME ...................................          412,230
                                                                --------------
EXPENSES:
  Investment advisory fees ..................................          260,875
  Distribution fees .........................................           65,219
  Trustees' fees ............................................           57,602
  Legal and audit fees ......................................           55,433
  Shareholder communications expenses .......................           35,172
  Shareholder services fees .................................           33,351
  Registration expenses .....................................           20,635
  Custodian fees ............................................           11,371
  Interest expense ..........................................              783
  Miscellaneous expenses ....................................           16,290
                                                                --------------
  TOTAL EXPENSES ............................................          556,731
  Less: Custodian fee credits ...............................              (25)
                                                                --------------
  NET EXPENSES ..............................................          556,706
                                                                --------------
  NET INVESTMENT LOSS .......................................         (144,476)
                                                                --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ..........................           55,845
  Net realized gain on securities sold short ................          153,060
                                                                --------------
  Net realized gain on investments and
    securities sold short ...................................          208,905
                                                                --------------
  Net change in unrealized appreciation/(depreciation)
    on investments ..........................................           22,295
  Net change in unrealized appreciation/(depreciation)
    on securities sold short ................................          (32,843)
                                                                --------------
  Net change in unrealized appreciation/(depreciation)
    on investments and securities sold short ................          (10,548)
                                                                --------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT ...................          198,357
                                                                --------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $       53,881
                                                                ==============

                See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         YEAR ENDED
                                                             DECEMBER 31, 2008   DECEMBER 31, 2007
                                                             -----------------   -----------------
OPERATIONS:

  Net investment income/(loss) ...........................   $        (144,476)  $         675,212
  Net realized gain on investments and
    securities sold short ................................             208,905             859,510
  Net change in unrealized
    appreciation/(depreciation) on investments and
    securities sold short ................................             (10,548)           (461,030)
                                                             -----------------   -----------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...              53,881           1,073,692
                                                             -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..................................              (2,592)           (687,307)
                                                             -----------------   -----------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................              (2,592)           (687,307)
                                                             -----------------   -----------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net increase/(decrease) in net assets from
    shares of beneficial interest transactions ...........             758,424          (5,156,485)
                                                             -----------------   -----------------
  REDEMPTION FEES ........................................                 563                   1
                                                             -----------------   -----------------
  NET INCREASE/(DECREASE) IN NET ASSETS ..................             810,276          (4,770,099)

NET ASSETS:
  Beginning of period ....................................          26,333,162          31,103,261
                                                             -----------------   -----------------
  End of period (including undistributed net
    investment income of $0 and $0, respectively) ........   $      27,143,438   $      26,333,162
                                                             =================   =================

                See accompanying notes to financial statements.

GAMCO MATHERS FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                       YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------
                                                    2008            2007           2006         2005            2004
                                                 ----------      ----------     ----------   ----------     -------------
OPERATING PERFORMANCE:
  Net asset value, beginning of
    period ..................................    $    10.45      $    10.36     $    10.44   $    10.49     $     10.60
                                                 ----------      ----------        -------   ----------     -----------
  Net investment income/(loss) (a) ..........         (0.06)           0.24           0.32         0.13           (0.06)
  Net realized and unrealized gain/(loss)
    on investments and securities
    sold short ..............................          0.08            0.13          (0.02)          --           (0.05)
                                                 ----------      ----------     ----------   ----------     -----------
  Total from investment operations ..........          0.02            0.37           0.30         0.13           (0.11)
                                                 ----------      ----------     ----------   ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................         (0.00)(b)       (0.28)         (0.38)       (0.18)             --
                                                 ----------      ----------     ----------   ----------     -----------
  Total distributions .......................         (0.00)(b)       (0.28)         (0.38)       (0.18)             --
                                                 ----------      ----------     ----------   ----------     -----------
  REDEMPTION FEES ...........................          0.00(b)         0.00(b)          --         0.00(b)           --
                                                 ----------      ----------     ----------   ----------     -----------
  NET ASSET VALUE, END OF PERIOD ............    $    10.47      $    10.45     $    10.36   $    10.44     $     10.49
                                                 ==========      ==========     ==========   ==========     ===========
  Total return + ............................          0.20%           3.56%          2.88%        1.23%          (1.04)%
                                                 ==========      ==========     ==========   ==========     ===========
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ......    $   27,143      $   26,333     $   31,103   $   37,614     $    41,258
  Ratio of net investment income/(loss) to
    average net assets ......................         (0.55)%          2.25%          2.99%        1.27%          (0.61)%
  Ratio of operating expenses to
  average net assets ........................          2.13%           2.28%          2.14%        2.14%           1.90%
  Ratio of operating expenses to
    average net assets excluding the effect
    of dividends on securities sold short ...          2.13%           2.15%          1.87%        1.85%           1.77%
  Portfolio turnover rate ++ ................         9,150%            226%           121%         149%            176%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2005 and 2004 would have been 184% and 207%, respectively. The portfolio turnover rate for the years ended 2007 and 2006 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.

                  2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.001 per share. For the year ended December 31, 2008, 4.08% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 4.39% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

---------------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN SECURITIES   INVESTMENTS IN SECURITIES
                                                    (MARKET VALUE)                 (MARKET VALUE)
VALUATION INPUTS                                        ASSETS                       LIABILITIES
---------------------------------------------   -------------------------   -------------------------
Level 1 - Quoted Prices                               $    141,000                   $ (45,120)
Level 2 - Other Significant Observable Inputs           27,117,293                          --
                                                      ------------                   ---------
TOTAL                                                 $ 27,258,293                   $ (45,120)
                                                      ============                   =========

There were no Level 3 investments held at December 31, 2007 or 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, the Fund had an investment of $1,617,293 in a repurchase agreement.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/ depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2008, are reported in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund. For the year ended December 31, 2008, reclassifications were made to increase accumulated net investment loss by $157,195 and increase accumulated net realized loss on investments and securities sold short by $12,570, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was $2,592 and $687,307 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2008, the components of accumulated earning/losses on a tax basis were as follows:

Accumulated capital loss carryforward .............   $  (13,474,608)
Net unrealized appreciation on investments ........           20,106
Net unrealized appreciation on securities
  sold short ......................................              217
                                                      --------------
Total .............................................   $   13,454,285
                                                      ==============

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $13,474,608, which are available to reduce future required distributions of net capital gains to shareholders. $11,427,048 is available through 2010; $670,200 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

During the year ended December 31, 2008, the GAMCO Mathers Fund utilized capital loss carryforwards of $196,829.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                           GROSS         GROSS
                            COST/       UNREALIZED     UNREALIZED    NET UNREALIZED
                         (PROCEEDS)    APPRECIATION   DEPRECIATION    APPRECIATION
                        ------------   ------------   ------------   --------------
Investments .........   $ 27,238,187     $ 20,601       $ (495)         $ 20,106
Short sales .........         45,337          217           --               217
                        ------------     --------       ------          --------
                        $ 27,283,524     $ 20,818       $ (495)         $ 20,323
                        ============     ========       ======          ========

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2008, the Fund incurred distribution costs payable to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, of $65,219, or 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $0 and $4,366,396, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations aggregated $4,342,103 and $0, respectively.

6. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. During 2008, there were no borrowings under the line of credit.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2008         DECEMBER 31, 2007
                                                                -----------------------   -----------------------
                                                                 SHARES       AMOUNT       SHARES       AMOUNT
                                                                --------   ------------   --------   ------------
Shares sold .................................................    436,153   $  4,578,379     49,331   $    522,727
Shares issued upon reinvestment of distributions ............        230          2,412     60,396        631,134
Shares redeemed .............................................   (363,953)    (3,822,367)  (593,221)    (6,310,346)
                                                                --------   ------------   --------   ------------
  Net increase/(decrease) ..................................      72,430   $    758,424   (483,494)  $ (5,156,485)
                                                                ========   ============   ========   ============

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $563 and $1, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated
Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of
Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

GAMCO MATHERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of GAMCO Mathers Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GAMCO Mathers Fund (the "Fund"), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Mathers Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 24, 2009

                               GAMCO MATHERS FUND

    BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on August 19, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" (the "independent trustees") of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, net asset value determinations, yield calculations and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund's Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of service provided by the Adviser, either directly or through PNC Inc., had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that
(i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement,
(iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser's resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser's reputation and long-standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

                               GAMCO MATHERS FUND

    BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)
                                   (CONTINUED)

2)  THE PERFORMANCE OF THE FUND, THE ADVISER.

The Board reviewed the performance of the Fund since inception. The Board considered the Fund's one, three, five, and ten year average total return for the periods ended December 31, 2007, but placed greater emphasis on the Fund's longer term performance. The Fund's performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's objectives, strategy, limitations, and restrictions. The Board concluded that the Fund's performance was reasonable in comparison with that of the Performance Peer Group category.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser's financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Board's consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against comparative Lipper expense peer groups ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board noted that the Fund's advisory fee and expense ratio were slightly higher than average compared with those of the Expense Peer Group for the Fund.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Fund.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2007. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund's average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

                               GAMCO MATHERS FUND

    BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)
                                  (CONTINUED)

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) OTHER FACTORS.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from their management of the Fund. The Board considered that the Adviser did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund's advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund's advisory agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to GAMCO Mathers Fund at One Corporate Center, Rye, NY 10580-1422.

                                 TERM OF         NUMBER OF
     NAME, POSITION(s)         OFFICE AND      FUNDS IN FUND
       ADDRESS(1)               LENGTH OF     COMPLEX OVERSEEN           PRINCIPAL OCCUPATION(s)              OTHER DIRECTORSHIPS
         AND AGE              TIME SERVED(2)     BY TRUSTEE              DURING PAST FIVE YEARS                HELD BY TRUSTEE(5)
---------------------------  ---------------  ----------------  ------------------------------------------  ------------------------
INTERESTED TRUSTEES:(3)

MARIO J. GABELLI, CFA          Since 1999           26          Chairman and Chief Executive Officer of     Director of Morgan
Trustee and Chairman                                            GAMCO Investors, Inc. and Chief             Group Holdings, Inc.
Age: 66                                                         Investment Officer - Value Portfolios of    (holding company);
                                                                Gabelli Funds, LLC and GAMCO Asset          Chairman of the Board
                                                                Management Inc.; Director/Trustee or Chief  of LICT Corp.
                                                                Investment Officer of other registered      (multimedia and
                                                                investment companies in the Gabelli/GAMCO   communication services
                                                                Funds complex; Chairman and Chief           company)
                                                                Executive Officer of GGCP, Inc.

HENRY G. VAN DER EB, CFA(4)    Since 1976            2          Senior Vice President of GAMCO Investors,            --
Trustee, President and                                          Inc. since August 2004; President and
Chief Executive Officer                                         CEO of GAMCO Mathers Fund since 1999;
Age: 63                                                         Senior Vice President and Portfolio
                                                                Manager of Gabelli Funds, LLC and GAMCO
                                                                Asset Management Inc. since 1999
INDEPENDENT TRUSTEES(6):

E. VAL CERUTTI                 Since 2001            7          Chief Executive Officer of Cerutti          Director of The LGL
Trustee                                                         Consultants, Inc.                           Group, Inc. (diversified
Age: 69                                                                                                     manufacturing)

ANTHONY J. COLAVITA            Since 1999           36          Partner in the law firm of                           --
Trustee                                                         Anthony J. Colavita, P.C.
Age: 73

VINCENT D. ENRIGHT             Since 1999           16          Former Senior Vice President and Chief      Director of Echo
Trustee                                                         Financial Officer of KeySpan                Therapeutics, Inc.
Age: 65                                                         Corporation (public utility)                (therapeutics  and
                                                                                                            diagnostics)

ANTHONY R. PUSTORINO           Since 1999           13          Certified Public Accountant;                Director of The LGL
Trustee                                                         Professor Emeritus, Pace University         Group, Inc. (diversified
Age: 83                                                                                                     manufacturing)

WERNER J. ROEDER, MD           Since 1999           22          Medical Director of Lawrence                         --
Trustee                                                         Hospital and practicing private physician
Age: 68

ANTHONIE C. VAN EKRIS          Since 1999           20          Chairman of BALMAC International, Inc.               --
Trustee                                                         (commodities and futures trading)
Age: 74


GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                              TERM OF
    NAME, POSITION(s)        OFFICE AND
       ADDRESS(1)             LENGTH OF                                        PRINCIPAL OCCUPATION(s)
        AND AGE             TIME SERVED(2)                                     DURING PAST FIVE YEARS
-------------------------   --------------   ---------------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT               Since 1999     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
Executive Vice President                     1988 and an officer of all of the registered investment companies in the
and Secretary                                Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc.
Age: 57                                      (formerly Gabelli Advisers, Inc.) since 1998

EDITH L. COOK(4)              Since 1984     Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 67

HEIDI M. KOONTZ(4)            Since 1995     Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 40

AGNES MULLADY                 Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                    investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S.
Age: 50                                      Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from
                                             2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from
                                             2002 through 2004

ANNE E. MORRISSY, CFA(4)      Since 1987     Executive Vice President of GAMCO Mathers Fund and Vice President of GAMCO Investors,
Executive Vice President                     Inc. since 1999
Age: 46

PETER D. GOLDSTEIN            Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                     Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 55                                      complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------

(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4)   Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

(5) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(6)   Trustees who are not interested persons are considered "Independent"
      Trustees.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

- Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (Multiclass)

                                        Portfolio Manager: Mario J. Gabelli, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)

                                          Portfolio Manager: Barbara Marcin, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (Multiclass)

                                               Portfolio Manager: Susan M. Byrne

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (Multiclass)

                                        Portfolio Manager: Mario J. Gabelli, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (Multiclass)

                                        Portfolio Manager: Mario J. Gabelli, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (Multiclass)

                                        Portfolio Manager: Nicholas F. Galluccio

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (Multiclass)

                                      Portfolio Manager: Elizabeth M. Lilly, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (Multiclass)

                                          Portfolio Manager: Howard F. Ward, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

                                                 Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (Multiclass)

                                                                    Team Managed

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (Multiclass)

                                                                    Team Managed

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)

                                        Portfolio Manager: Mario J. Gabelli, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (Multiclass)

                                        Co-Portfolio Managers: Susan M. Byrne
                                                               Mark Freeman, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

                                          Portfolio Manager: Barbara Marcin, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

                                                                    Team Managed

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (Multiclass)

                                                                    Team Managed

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (Multiclass)

                                     Portfolio Manager: Christopher C. Desmarais

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (Multiclass)

                                                                    Team Managed

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

                                                 Portfolio Manager: Caesar Bryan

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

                                                                    Team Managed

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

                                        Portfolio Manager: Mario J. Gabelli, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (Multiclass)

                                        Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

                                        Portfolio Manager: Henry Van der Eb, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

                                           Portfolio Manager: Martin Weiner, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (Multiclass)

                                            Portfolio Manager: Mark Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

                                         Co-Portfolio Managers: Judith A. Raneri
                                                                 Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA                             Anthony R. Pustorino
CHAIRMAN AND CHIEF                                CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                 PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                             PACE UNIVERSITY

E. Val Cerutti                                    Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                           MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                         LAWRENCE HOSPITAL

Anthony J. Colavita                               Henry G. Van der Eb, CFA
ATTORNEY-AT-LAW                                   PRESIDENT AND CHIEF
ANTHONY J. COLAVITA, P.C.                         EXECUTIVE OFFICER
                                                  GAMCO MATHERS FUND

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                      Anthonie C. van Ekris
AND CHIEF FINANCIAL OFFICER                       CHAIRMAN
KEYSPAN CORP.                                     BALMAC INTERNATIONAL, INC.

                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA                          Anne E. Morrissy, CFA
PRESIDENT AND                                     EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER

                                                  Heidi M. Koontz
Bruce N. Alpert                                   VICE PRESIDENT
EXECUTIVE VICE PRESIDENT
AND SECRETARY                                     Edith L. Cook
                                                  VICE PRESIDENT
Agnes Mullady
TREASURER                                         Peter D. Goldstein
                                                  CHIEF COMPLIANCE OFFICER

                                  DISTRIBUTOR
                            Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                      State Street Bank and Trust Company

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q408SR

                                                                           GAMCO

GAMCO
MATHERS
FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,500 for 2007 and $36,500 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2007 and $4,300 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,100 for 2007 and $4,300 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.